United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    Form 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  09/30/00

Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105

13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          November 2, 2000

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager:  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      41
Form 13F Information Table Value Total:      $130,893
                                          (thousands)
List of Other Included Managers:  NONE

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.


                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

ACXIOM CORP              COM       005125109   14,754,000  464,700.00 X                                  625   56,175  407,900

BP AMOCO                 COM       055622104      319,000    6,014.00 X                                                  6,014

ANHEUSER-BUSCH COS       COM       035229103      835,000   19,724.00 X                                                 19,724

BANKAMERICA              COM       060505104      277,000    5,294.00 X                                                  5,294

BARRETT RESOURCES        COM       068480201      290,000    7,695.00 X                                                  7,695

CENTERPOINT PROPERTIES   COM       151895109      302,000    6,550.00 X                                                  6,550

CHATEAU COMMUNITIES      COM       161726104      511,000   19,068.00 X                                         1,174   17,894

COMPX INTL               COM       20563P101    6,076,000  289,350.00 X                                  425   40,850  248,075

DEVON ENERGY CO          COM       25179M103    6,192,000  102,938.00 X                                  125   10,600   92,213

CHEMED CORP              COM       163596109   11,484,000  360,980.00 X                                  500   43,050  317,430

APPLIED HEALTHCARE PROD  COM       019222108       29,000   10,000.00 X                                                 10,000

BALL CORP                COM       058498106      491,000   15,500.00 X                                                 15,500

GENERAL ELEC             COM       369604103      701,000   12,146.00 X                                                 12,146

HARTE-HANKS COMM INC     COM       416196103      390,000   14,310.00 X                                           900   13,410

   COLUMN TOTALS                               42,651,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

CHUBB                    COM       171232101    9,501,000  120,075.00 X                                  250   15,700  104,125

VERIZON                  COM       92343V104      259,000    5,338.00 X                                                  5,338

CONVERGYS CORP           COM       212485106    9,401,000  241,825.00 X                                  225   26,800  214,800

INTL SPEEDWAY CORP CL B  COM       460335300      597,000   15,500.00 X                                                 15,500

SUN MICROSYSTEMS         COM       866810104      232,000    1,990.00 X                                                  1,990

BELLSOUTH CORP           COM       079860102      282,000    6,960.00 X                                                  6,960

NAVIGATORS GROUP INC     COM       638904102    1,628,000  153,200.00 X                                  450   19,000  133,750

PAXAR CORP               COM       704227107    6,715,000  751,292.00 X                                  887  115,307  635,098

INTEL CORP               COM       458140100      230,000    5,530.00 X                                                  5,530

REINSURANCE GROUP
 OF AMERICA              COM       759351109      308,000    9,000.00 X                                                  9,000

SCHLUMBERGER LTD         COM       806857108    4,021,000   48,846.00 X                                   74    6,067   42,705

WEST TELESERVICES CORP   COM       956188106    7,871,000  357,768.00 X                                  675   48,500  308,593

WILLIAMS CO INC          COM       969457100    6,835,000  161,779.00 X                                  300   15,500  145,979

SPRINT                   COM       852061100      394,000   13,430.00 X                                                 13,430

   COLUMN TOTALS                               48,274,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

SCHERING PLOUGH CORP     COM       806605101     219,000    4,695.00  X                                                  4,695

FOX ENTERTAINMENT        COM       35138T107     295,000   11,150.00  X                                                 11,150

WORLDCOM INC             COM       98157D106     370,000   12,186.00  X                                                 12,186

TRANSOCEAN SEDCO FOREX   COM       G90078109     806,000   13,752.00  X                                   28    1,655   12,069

MATTEL INC               COM       577081102     278,000   24,145.00  X                                  250    1,500   22,395

EW BLANCH                COM       093210102   7,076,000  341,025.00  X                                  500   39,750  300,775

SOLUTIA INC              COM       834376105     222,000   19,560.00  X                                                 19,560

IRON MOUNTAIN            COM       462846106   9,964,000  269,298.00  X                                  330   33,287  235,681

SBC COMMUNICATIONS       COM       78387G103     553,000   11,052.00  X                                                 11,052

ZEBRA TECHNOLOGIES       COM       989207105   8,891,000  184,982.00  X                                  225   26,380  158,377

HEIDRICK & STRUGGLES
 INTL INC                COM       422819102   3,987,000   77,600.00  X                                  100    5,900   71,600

INTL SPEEDWAY CORP CL A  COM       460335201   7,100,000  182,050.00  X                                  200   18,950  162,900

   COLUMN TOTALS                              39,761,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

VANGUARD INDEX TR 500
 PORT                    MF        922908108   207,000     1,559.00   X                                                1,559

   COLUMN TOTALS                               207,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

TOTAL COMMON STOCK                             130,686,000

TOTAL MUTUAL FUNDS                                 207,000



TOTAL FMV COM & MF                             130,893,000
